Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax expense	$ 28	$ 24
Deferred income tax expense	23	909
Total income tax expense	$ 51	$ 933